Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 367,391	$ 278,676	$ 189,495
Professional fees	45,509	40,271	174,053
License fee	56,250	75,000	150,000
Credit cards	9,202	2,536	32,466
Total accounts payable and accrued expenses	$ 478,352	$ 396,483	$ 546,014